Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 11,797	$ 3,720
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, current	11,089	3,420
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, current	557	227
Device payment plan agreement receivables, past due	$ 151	$ 73